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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4
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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number  811-4708
                                  ---------------------------------------------

                            SunAmerica Income Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          Harborside Financial Center
                                 3200 Plaza 5
                             Jersey City, NJ 07311
-------------------------------------------------------------------------------
             (Address of principal executive offices)  (Zip code)

                                   John Genoy
                                   President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center
                                  3200 Plaza 5
                             Jersey City, NJ 07311
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   201-324-6414
                                                    ---------------------------
Date of fiscal year end:  03/31
                        -----------------------
Date of reporting period:  7/1/2010-6/30/2011
                         ----------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policy making roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04708
Reporting Period: 07/01/2010 - 06/30/2011
SunAmerica Income Funds








=================================== GNMA Fund ==================================

The Fund did not vote any proxies during the report period

============================= HIGH YIELD BOND FUND =============================


GREEKTOWN SUPERHOLDINGS, INC.

Ticker:                      Security ID:  392485108
Meeting Date: JUN 08, 2011   Meeting Type: Annual
Record Date:  APR 20, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John Bitove              For       For          Management
1.2   Elect Director George Boyer             For       Withhold     Management
1.3   Elect Director Michael E. Duggan        For       For          Management
1.4   Elect Director Benjamin C. Duster, IV   For       For          Management
1.5   Elect Director Freman Hendrix           For       For          Management
1.6   Elect Director Yvette E. Landau         For       For          Management


--------------------------------------------------------------------------------

MASONITE INC.

Ticker:       MASWF          Security ID:  575387105
Meeting Date: MAY 17, 2011   Meeting Type: Annual/Special
Record Date:  APR 15, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Private Company Resolution: Fix Number  For       For          Management
      of Directors at Seven
2.1   Private Company Resolution: Elect       For       For          Management
      Frederick J. Lynch as Director
2.2   Private Company Resolution: Elect       For       For          Management
      Robert J. Byrne as Director
2.3   Private Company Resolution: Elect       For       For          Management
      Jonathan Foster as Director
2.4   Private Company Resolution: Elect       For       For          Management
      Kenneth Freeman as Director
2.5   Private Company Resolution: Elect       For       For          Management
      George Lorch as Director
2.6   Private Company Resolution: Elect       For       For          Management
      Francis Scricco as Director
2.7   Private Company Resolution: Elect John  For       For          Management
      Wills as Director
3     Private Company Resolution: Approve     For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration
4     Private Company Resolution: Approve     For       For          Management
      Reduction of Stated Capital
5     Private Company Resolution: Amend       For       For          Management
      Articles and Shareholders Agreement




============================= STRATEGIC BOND FUND ==============================


COMPTON PETROLEUM FINANCE CORPORATION

Ticker:                      Security ID:  204755AB8
Meeting Date: SEP 14, 2010   Meeting Type: Special
Record Date:  JUL 19, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Bondholder Resolution: Approve          For       Against      Management
      Arrangement Resolution


--------------------------------------------------------------------------------

LLOYDS BANKING GROUP PLC

Ticker:       LLOY           Security ID:  G5542W106
Meeting Date: MAY 18, 2011   Meeting Type: Annual
Record Date:  MAY 16, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       Abstain      Management
3     Elect Anita Frew as Director            For       For          Management
4     Elect Antonio Horta-Osorio as Director  For       For          Management
5     Re-elect Sir Winfried Bischoff as       For       For          Management
      Director
6     Re-elect Sir Julian Horn-Smith as       For       For          Management
      Director
7     Re-elect Lord Leitch as Director        For       For          Management
8     Re-elect Glen Moreno as Director        For       For          Management
9     Re-elect David Roberts as Director      For       For          Management
10    Re-elect Timothy Ryan as Director       For       For          Management
11    Re-elect Martin Scicluna as Director    For       For          Management
12    Re-elect Truett Tate as Director        For       For          Management
13    Re-elect Tim Tookey as Director         For       For          Management
14    Re-elect Anthony Watson as Director     For       For          Management
15    Reappoint PricewaterhouseCoopers LLP as For       For          Management
      Auditors
16    Authorise the Audit Committee to Fix    For       For          Management
      Remuneration of Auditors
17    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
18    Amend the Deferred Bonus Plan 2008      For       For          Management
19    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
20    Authorise Market Purchase               For       For          Management
21    Authorise Market Purchase               For       For          Management
22    Authorise the Company to Call EGM with  For       For          Management
      Two Weeks' Notice


--------------------------------------------------------------------------------

PRIDE INTERNATIONAL, INC.

Ticker:       PDE            Security ID:  74153QAJ1
Meeting Date: MAY 27, 2011   Meeting Type: Written Consent
Record Date:  MAY 06, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Amendments                          For       For          Management


============================ Tax Exempt Insured Fund ===========================

The Fund did not vote any proxies during the report period

======================== U.S. Government Securities Fund =======================

The Fund did not vote any proxies during the report period

========== END NPX REPORT

                                 SIGNATURES


        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   SunAmerica Income Funds
             ------------------------------------------------------------------
By (Signature and Title)*   John Genoy, President
                         ------------------------------------------------------
Date  8/18/11
    ---------------------------------------------------------------------------




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